Schedule of Investments (unaudited) October 31, 2019	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.	209	$47,163
Textron, Inc.	1,180	54,386

		101,549

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	863	62,947

Airlines — 0.8%
Delta Air Lines, Inc.	854	47,038
Southwest Airlines Co.	695	39,011
United Airlines Holdings, Inc.(a)	338	30,704

		116,753

Auto Components — 0.8%
Autoliv, Inc.	419	32,615
BorgWarner, Inc.	1,044	43,514
Lear Corp.	301	35,449

		111,578

Banks — 0.2%
CIT Group, Inc.	511	21,917

Biotechnology — 2.1%
Biogen, Inc.(a)	989	295,424

Building Products — 0.6%
Lennox International, Inc.	180	44,525
Owens Corning	555	34,010

		78,535

Capital Markets — 2.3%
Eaton Vance Corp.	583	26,585
Franklin Resources, Inc.	1,537	42,344
MarketAxess Holdings, Inc.	189	69,664
SEI Investments Co.	657	39,368
T. Rowe Price Group, Inc.	1,188	137,570

		315,531

Chemicals — 2.2%
Celanese Corp.	644	78,021
Eastman Chemical Co.	703	53,456
LyondellBasell Industries NV, Class A	1,493	133,922
Mosaic Co.	1,841	36,599

		301,998

Commercial Services & Supplies — 0.2%
Rollins, Inc.	746	28,430

Communications Equipment — 1.6%
F5 Networks, Inc.(a)	299	43,080
Juniper Networks, Inc.	1,750	43,435

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	824	$137,048

		223,563

Construction & Engineering — 0.5%
Fluor Corp.	707	11,390
Jacobs Engineering Group, Inc.	688	64,383

		75,773

Consumer Finance — 0.4%
Ally Financial, Inc.	2,025	62,026

Containers & Packaging — 0.8%
Avery Dennison Corp.	422	53,957
Packaging Corp. of America	475	51,993

		105,950

Diversified Consumer Services — 0.2%
H&R Block, Inc.	1,041	26,015

Diversified Financial Services — 0.5%
AXA Equitable Holdings, Inc.	1,368	29,549
Voya Financial, Inc.	734	39,606

		69,155

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	10,076	387,825
Verizon Communications, Inc.	1,699	102,739

		490,564

Electric Utilities — 3.2%
Exelon Corp.	4,876	221,809
OGE Energy Corp.	1,004	43,232
Pinnacle West Capital Corp.	564	53,084
PPL Corp.	3,625	121,401

		439,526

Electrical Equipment — 1.3%
Eaton Corp. PLC	2,130	185,544

Electronic Equipment, Instruments & Components — 4.1%
Arrow Electronics, Inc.(a)	430	34,090
CDW Corp.	739	94,525
Flex Ltd.(a)	2,641	31,032
FLIR Systems, Inc.	681	35,112
Keysight Technologies, Inc.(a)	944	95,259
TE Connectivity Ltd.	1,704	152,508
Trimble, Inc.(a)	1,265	50,398
Zebra Technologies Corp., Class A(a)	271	64,463

		557,387

Entertainment — 0.3%
Viacom, Inc., Class B	1,778	38,334

Equity Real Estate Investment Trusts (REITs) — 6.5%
AvalonBay Communities, Inc.	696	151,491
Camden Property Trust	486	55,584
Duke Realty Corp.	1,806	63,463

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.	2,402	$90,363
Host Hotels & Resorts, Inc.	3,723	61,020
Kimco Realty Corp.	2,119	45,686
Liberty Property Trust	744	43,948
National Retail Properties, Inc.	813	47,894
Public Storage	790	176,059
SL Green Realty Corp.	421	35,196
VEREIT, Inc.	4,867	47,891
WP Carey, Inc.	835	76,870

		895,465

Food & Staples Retailing — 1.3%
Kroger Co.	4,011	98,831
Walmart, Inc.	687	80,558

		179,389

Food Products — 0.7%
Archer-Daniels-Midland Co.	123	5,171
Ingredion, Inc.	338	26,702
J.M. Smucker Co.	572	60,449

		92,322

Gas Utilities — 0.8%
Atmos Energy Corp.	588	66,138
UGI Corp.	874	41,664

		107,802

Health Care Equipment & Supplies — 1.7%
Cooper Cos., Inc.	248	72,168
ResMed, Inc.	721	106,650
Varian Medical Systems, Inc.(a)	456	55,090

		233,908

Health Care Providers & Services — 5.5%
Anthem, Inc.	1,093	294,104
HCA Healthcare, Inc.	1,377	183,884
Humana, Inc.	268	78,846
Quest Diagnostics, Inc.	675	68,344
Universal Health Services, Inc., Class B	420	57,733
WellCare Health Plans, Inc.(a)	221	65,549

		748,460

Health Care Technology — 0.8%
Cerner Corp.	1,631	109,473

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	1,938	83,121
Chipotle Mexican Grill, Inc.(a)	132	102,717

		185,838

Household Durables — 0.5%
Garmin Ltd.	667	62,531

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	3,331	56,793

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.	1,413	$56,690

		113,483

Insurance — 5.3%
Aflac, Inc.	3,773	200,573
Athene Holding Ltd., Class A(a)	612	26,530
Erie Indemnity Co., Class A	129	23,771
Fidelity National Financial, Inc.	1,385	63,488
Globe Life, Inc.	533	51,877
Hartford Financial Services Group, Inc.	1,808	103,201
Lincoln National Corp.	1,027	58,005
Loews Corp.	1,409	69,041
Reinsurance Group of America, Inc.	316	51,341
Unum Group	1,100	30,294
W.R. Berkley Corp.	736	51,446

		729,567

Interactive Media & Services — 0.6%
IAC InterActiveCorp.(a)	391	88,855

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(a)	77	136,803
TripAdvisor, Inc.(a)	540	21,816

		158,619

IT Services — 2.7%
Accenture PLC, Class A	67	12,423
Akamai Technologies, Inc.(a)	820	70,930
DXC Technology Co.	1,349	37,327
EPAM Systems, Inc.(a)	272	47,861
Jack Henry & Associates, Inc.	388	54,925
Mastercard, Inc., Class A	529	146,433

		369,899

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	1,597	120,973
Waters Corp.(a)	360	76,183

		197,156

Machinery — 1.7%
Cummins, Inc.	752	129,705
IDEX Corp.	381	59,257
Snap-on, Inc.	280	45,547

		234,509

Media — 0.8%
Discovery, Inc., Class A(a)(b)	795	21,429
Discovery, Inc., Class C(a)	1,810	45,685
Interpublic Group of Cos., Inc.	1,936	42,108

		109,222

Metals & Mining — 0.9%
Nucor Corp.	1,537	82,767

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics, Inc.	1,149	$34,884

		117,651

Multi-Utilities — 3.0%
Ameren Corp.	1,230	95,571
Consolidated Edison, Inc.	1,615	148,935
Public Service Enterprise Group, Inc.	2,542	160,934

		405,440

Multiline Retail — 2.7%
Kohl’s Corp.	830	42,546
Macy’s, Inc.	1,576	23,892
Nordstrom, Inc.	593	21,288
Target Corp.	2,624	280,532

		368,258

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	2,157	250,514
Cimarex Energy Co.	519	21,912
Continental Resources, Inc.(a)	476	14,028
Devon Energy Corp.	941	19,084
HollyFrontier Corp.	816	44,831
Phillips 66	2,293	267,868
Valero Energy Corp.	2,100	203,658

		821,895

Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC(a)	289	36,307

Professional Services — 0.5%
ManpowerGroup, Inc.	306	27,821
Robert Half International, Inc.	610	34,935

		62,756

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A(a)(b)	1,628	87,179
Jones Lang LaSalle, Inc.	229	33,553

		120,732

Road & Rail — 2.9%
AMERCO	44	17,822
Kansas City Southern	508	71,516
Norfolk Southern Corp.	1,345	244,790
Old Dominion Freight Line, Inc.	326	59,358

		393,486

Semiconductors & Semiconductor Equipment — 6.5%
Intel Corp.	7,848	443,647
Micron Technology, Inc.(a)	5,637	268,039
Skyworks Solutions, Inc.	875	79,678
Xilinx, Inc.	1,148	104,170

		895,534

Software — 6.0%
ANSYS, Inc.(a)	420	92,463
Cadence Design Systems, Inc.(a)	1,410	92,143

Security	Shares	Value

Software (continued)
Intuit, Inc.	1,158	$298,185
Microsoft Corp.	1,692	242,582
Synopsys, Inc.(a)	753	102,220

		827,593

Specialty Retail — 2.2%
AutoZone, Inc.(a)	126	144,192
Best Buy Co., Inc.	1,218	87,489
Gap, Inc.	1,159	18,845
Tractor Supply Co.	610	57,962

		308,488

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	1,033	256,969
Hewlett Packard Enterprise Co.	6,924	113,623
NetApp, Inc.	1,242	69,403
Seagate Technology PLC	1,275	73,988
Xerox Holdings Corp.	1,060	35,966

		549,949

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	763	23,706
Lululemon Athletica, Inc.(a)	566	115,617
Ralph Lauren Corp.	267	25,648

		164,971

Trading Companies & Distributors — 1.2%
HD Supply Holdings, Inc.(a)	896	35,428
United Rentals, Inc.(a)	400	53,428
W.W. Grainger, Inc.	239	73,813

		162,669

Total Common Stocks — 98.9% (Cost — $11,362,729)		13,560,726

Investment Companies — 0.9%

Equity Fund — 0.9%
iShares Edge MSCI Multifactor USA ETF(e)	3,494	114,603

Total Investment Companies — 0.9% (Cost — $107,660)		114,603

Total Long-Term Investments — 99.8% (Cost — $11,470,389)		13,675,329

3

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.03%(c)(d)(e)	111,312	$111,367
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.77%(d)(e)	25,293	25,293

Total Short-Term Securities — 1.0% (Cost — $136,660)		136,660

Total Investments — 100.8% (Cost — $11,607,049)		13,811,989

Liabilities in Excess of Other Assets — (0.8)%		(105,374)

Net Assets — 100.0%		$13,706,615

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	38,783	72,529	—	111,312	$111,367	$87	(c)	$4	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	45,537	—	(20,244)	25,293	25,293	191		—	—
iShares Edge MSCI Multifactor USA ETF	421	4,318	(1,245)	3,494	114,603	830		(845)	5,373

					$251,263	$1,108		$(841)	$5,373

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ETF      Exchange-Traded Fund

MSCI    Morgan Stanley Capital International

4

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Multifactor USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$13,560,726	$—	$—	$13,560,726
Investment Companies	114,603	—	—	114,603
Short-Term Securities	136,660	—	—	136,660

	$13,811,989	$—	$—	$13,811,989

(a)	See above Schedule of Investments for values in each sector.

5